Income Taxes Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current income tax expense	$ (521)	$ (648)	$ (146)
Deferred income tax expense	$ (2,057)	$ (1,240)	$ (711)
Effective income tax rate	5.70%	1.00%	1.20%